Note 18 - Segmented Information (Details) - Segmented Revenue by Revenue Type (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Revenues
Segmented Revenue	$ 170,860	$ 151,294	$ 126,883
Services [Member]
Revenues
Segmented Revenue	159,050	137,795	116,822
Licenses [Member]
Revenues
Segmented Revenue	$ 11,810	$ 13,499	$ 10,061